SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 18 - SUBSEQUENT EVENTS

Alumni Equity Line and Purchase Agreement

On January 25, 2024, the Company entered into a purchase agreement (the “Alumni Purchase Agreement”) with Alumni Capital LP (“Alumni”). Pursuant to the Alumni Purchase Agreement, the Company has the right to sell to Alumni up to $8,000,000 (the “Commitment Amount”) of newly issued ordinary shares that are represented by ADS, subject to certain conditions and limitations, from time to time during the term of the Alumni Purchase Agreement. The Company has agreed to issue purchase notices for an aggregate of at least $4,000,000 of the Commitment Amount pursuant to the Alumni Purchase Agreement. If shareholder approval of the issuance of ADSs under the Purchase Agreement is not obtained by April 30, 2024, the Company may terminate the Alumni Purchase Agreement by written notice to Alumni and neither party shall have any obligation or liability to the other party. There is no upper limit on the price per share that Alumni could be obligated to pay for the ADSs under the Alumni Purchase Agreement; provided, however at no time can the purchase price be below a floor price of $1.00 per share (subject to adjustment as provided in the Alumni Purchase Agreement). As consideration for Alumni’s irrevocable commitment to purchase ADSs under the Alumni Purchase Agreement, the Company agreed to issue to Alumni, at the times set forth in the Alumni Purchase Agreement a number of ADSs with a value at the time of issuance not to exceed $240,000 in the aggregate (the “Commitment Securities”). The Company may pay cash in lieu of issuing all or any portion of the Commitment Securities. In connection with the 2024 Offering, the Company agreed not to sell any ADSs to Alumni under the Alumni Purchase Agreement for a period of 180 days from the closing date of the 2024 Offering.

Public Offering

On March 7, 2024, (the “2024 Closing Date”) the Company completed an offering (the “2024 Offering”) of the following securities (i) 811,250 ordinary shares represented by ADSs, (ii) 4,062,500 Series D warrants (the “Series D Warrants”) to purchase 4,062,500 ordinary shares represented by ADSs, (iii) 4,062,500 Series E warrants (the “Series E Warrants” and together with the Series D Warrants, the “2024 Warrants”) to purchase 4,062,500 ordinary shares represented by ADSs, and (iv) 3,251,250 pre-funded warrants (the “2024 Pre-Funded Warrants”) to purchase 3,251,250 ordinary shares represented by ADSs for aggregate gross proceeds of approximately $6.5 million, resulting in net proceeds of approximately $5.6 million, after deducting the placement agent’s fees and offering expenses paid by us. Each ADS (or 2024 Pre-Funded Warrant to purchase one ADS in lieu thereof) was sold together with a Series D Warrant to purchase one ADS and a Series E Warrant to purchase one ADS. The ADSs and accompanying 2024 Warrants were sold at a combined public offering price of $1.60 and the 2024 Pre-Funded Warrants and accompanying 2024 Warrants were sold at a combined public offering price of $1.5999, which is equal to the combined purchase price per ADS and accompanying 2024 Warrants, minus the exercise price of each 2024 Pre-Funded Warrant of $0.0001.The Series D and Series E warrants have an exercise price of $1.60 per share, are exercisable immediately following the 2024 Closing Date and expire in two years and five years, respectively, from the closing of the 2024 Offering.

In connection with the 2024 Offering, the Company entered into a Securities Purchase Agreement (the “2024 Purchase Agreement”) dated March 4, 2024, with certain institutional investors signatory thereto, pursuant to which the Company agreed to issue and sell to such investors, certain of the ADSs, 2024 Pre-Funded Warrants and 2024 Warrants sold in the 2024 Offering. Pursuant to the terms of the 2024 Purchase Agreement, the Company agreed, subject to certain exceptions, (i) to not enter into variable rate financings for a period of 180 days following the closing of the 2024 Offering, and (ii) to not enter into any equity financings for 90 days from closing of the 2024 Offering.

On March 7, 2024, the Company also entered into privately negotiated agreements with the holders of certain existing outstanding warrants to purchase up to 638,834 ADSs (the “Prior Warrants”) to, among other things, reduce the exercise price of such Prior Warrants to $1.60 and to extend the current expiration date of the Prior Warrants until March 7, 2029.